Income Tax: (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Details Oneabstract [Abstract]
Income tax benefit based on Canadian tax rates	$ (690,090)	$ (616,658)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	96,812	52,269
Non-deductible expenses	7,349	30,919
Withholding tax		725,615
Change in valuation allowance and other	585,929	407,145
Income tax	$ 0	$ 599,290